Commitments and Contingencies (Details) - USD ($)				9 Months Ended	10 Months Ended
	May 30, 2023	May 24, 2023	Mar. 08, 2023	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Closing date				30 days
Price per unit (in Dollars per share)			$ 0.004
Cash underwriting discount (in Dollars)				$ 4,400,000	$ 4,400,000
Percentage, gross proceeds					2.00%
Percentage, deferred underwriting commission					5.00%
Percentage, additional unit sold					7.00%
Shares issued		575,000	5,750,000
Total capital percentage				2.00%
Stock forfeitured during period shares	300,000
Registration Rights Agreement [Member]
Commitments and Contingencies [Line Items]
Closing date				90 days
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Remaining forfeit units	300,000
Cash underwriting discount (in Dollars)				$ 4,400,000
Percentage, deferred underwriting commission				5.00%
Percentage, additional unit sold				7.00%
Fee Reduction Agreement [Member]
Commitments and Contingencies [Line Items]
Cash fee (in Dollars)				$ 2,000,000
Shares issued				400,000
Warrant forfeiture				1,650,000
Fee Reduction Agreement [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate purchase price (in Dollars)				$ 50,000,000
Common Stock [Member] | Fee Reduction Agreement [Member]
Commitments and Contingencies [Line Items]
Cash fee (in Dollars)				$ 4,000,000
Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Price per unit (in Dollars per share)	$ 10
Aggregate of gross proceeds (in Dollars)					$ 13,100,000
Shares issued	25,000,000
Initial Public Offering [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase an additional units				3,300,000
Percentage, gross proceeds				2.00%
Aggregate of gross proceeds (in Dollars)				$ 13,100,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Price per unit (in Dollars per share)	$ 10
Shares issued	3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase an additional units	3,000,000
Price per unit (in Dollars per share)	$ 10
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Shares issued					3,300,000